American Express Financial Direct

Strategist World Fund, Inc.


1997 Semiannual Report

                                              Strategist Emerging Markets Fund

                                                  Strategist World Growth Fund

                                                  Strategist World Income Fund

 Table of contents

Financial statements (Strategist World Fund, Inc.)                  1
Notes to financial statements (Strategist World Fund, Inc.)         6
Financial statements (Emerging Markets Portfolio)                  12
Notes to financial statements (Emerging Markets Portfolio)         15
Investments in securities (Emerging Markets Portfolio)             19
Financial statements (World Growth Portfolio)                      26
Notes to financial statements (World Growth Portfolio)             29
Investments in securities (World Growth Portfolio)                 35
Financial statements (World Income Portfolio)                      52
Notes to financial statements (World Income Portfolio)             55
Investments in securities (World Income Portfolio)                 60


 Financial statements


Statements of assets and liabilities
Strategist World Fund, Inc.
April 30, 1997 (Unaudited)


                                                     Strategist       Strategist World      Strategist
                                                  Emerging Markets        Growth          World Income
                                                        Fund                Fund               Fund
Assets
Investment in corresponding Portfolio
(Note 1)                                              $634,242             $588,802           $586,518
Organizational costs (Note 1)                               47                2,101              2,101
Other receivables                                       16,270                   54                 34
                                                        ------                   --                 --
Total assets                                           650,559              590,957            588,653
                                                       =======              =======            =======

Liabilities
Dividends payable to shareholders                           --                   --              1,699
Other accrued expenses                                  11,972               22,054             33,774
                                                        ------               ------             ------
Total liabilities                                       11,972               22,054             35,473
                                                        ------               ------             ------
Net assets applicable to outstanding
 capital stock                                        $638,587             $568,903           $553,180
                                                      ========             ========           ========
Represented by
Capital stock -- authorized 3,000,000,000
 shares per Fund of $.01 par value;
 outstanding 113,415,79,113 and
 90,984 shares                                      $    1,134          $       791       $       910
Additional paid-in capital                             571,750              573,954           548,746
Undistributed (excess of distributions
 over) net investment income                            (1,068)               1,396             7,209
Accumulated net realized gain (loss)
   (Notes 1 and 4)                                        (816)             (22,065)            4,700
Unrealized appreciation (depreciation) of
   investments and on translation of assets and
   liabilities in foreign currencies                    67,587               14,827            (8,385)
                                                        ------               ------            ------
Total -- representing net assets applicable to
   outstanding capital stock                          $638,587             $568,903          $553,180
                                                      --------             --------          --------
Net asset value per share of
   outstanding capital stock                       $      5.63          $      7.19      $       6.08
                                                   ===========          ===========      ============

See accompanying notes to financial statements.

Strategist World Fund, Inc.


Statements of operations
Strategist World Fund, Inc.
Six months ended April 30, 1997 (Unaudited)

                                                     Strategist       Strategist World      Strategist
                                                  Emerging Markets        Growth          World Income
                                                        Fund*               Fund               Fund
Investment income
Income:
Interest                                                $4,685               $3,475           $19,782
Dividends                                                1,464                2,340                 8
                                                         -----                -----                 -
Total income                                             6,149                5,815            19,790
                                                         -----                -----            ------

Expenses (Note 2):
Distribution fee                                           654                  686               674
Transfer agency fee                                         62                  114                60
Administrative services fees and expenses                  262                  165               162
Custodian fees                                              --                  120                --
Postage                                                  4,353                2,455             2,473
Registration fees                                       12,028                9,064            10,762
Reports to shareholders                                  2,343                  979               990
Audit fees                                                 803                3,250             1,500
Other                                                    3,760                  796             2,942
                                                         -----                  ---             -----
Total feeder expenses                                   24,265               17,629            19,563
Expenses allocated from corresponding Portfolio          3,086                2,404             2,201
                                                         -----                -----             -----
Total expenses                                          27,351               20,033            21,764
Less expenses reimbursed by AEFC                       (21,596)             (15,592)          (20,172)
                                                       -------              -------           -------
Total net expenses                                       5,755                4,441             1,592
                                                         -----                -----             -----
Investment income-- net                                    394                1,374            18,198
                                                           ---                -----            ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security and foreign
   currency transactions                                  (816)              (7,336)            4,930
Net realized loss on financial futures contracts            --                 (102)             (437)
Net realized gain on option contracts written               --                  534               103
                                                           ---                  ---               ---
Net realized gain (loss) on investments and
   foreign currencies                                     (816)              (6,904)            4,596
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets
   and liabilities in foreign currencies                67,587               11,876           (27,013)
                                                        ------               ------           -------
Net gain (loss) on investments and foreign currencies   66,771                4,972           (22,417)
                                                        ------                -----           -------
Net increase (decrease) in net assets resulting
   from operations                                     $67,165             $  6,346          $ (4,219)
                                                       =======             ========          ========

* For the period from Nov. 13, 1996  (commmencement  of operations) to April 30,
1997.

See accompanying notes to financial statements.

Statement of changes in net assets
Strategist World Fund, Inc.


                                                    Strategist Emerging
                                                        Markets Fund

                                                     For the period from
                                                      Nov. 13, 1996* to
                                                       April 30, 1997
Operations and distributions                             (Unaudited)

Investment income-- net                                 $       394
Net loss on investments and foreign currencies                 (816)
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and liabilities
   in foreign currencies                                     67,587
                                                             ------
Net increase in net assets resulting
   from operations                                           67,165
                                                             ------
Distributions to shareholders from:
   Net investment income                                     (1,462)
                                                             ------
Capital share transactions (Note 3)
Proceeds from sales                                         570,422
Reinvestment of distributions at net asset value              1,462
Increase in net assets from capital share transactions      571,884
                                                            -------
Total increase in net assets                                637,587
Net assets at beginning of period (Note 1)                    1,000
                                                              -----
Net assets at end of period
   (including excess of distributions
   over net investment income of $(1,068))                 $638,587
                                                           ========

*Commencement of operations.

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist World Fund, Inc.

                                                       Strategist World Growth Fund


                                                     April 30, 1997        For the period
                                                    Six months ended     from May 13, 1996*
                                                      (Unaudited)         to Oct. 31, 1996
Operations and distributions
Investment income-- net                                $    1,374            $    2,612
Net loss on investments and foreign currencies             (6,904)              (19,140)
Net change in unrealized appreciation or
   depreciation of investments and on translation
   of assets and liabilities in foreign currencies         11,876                 2,951
                                                           ------                 -----
Net increase (decrease) in net assets resulting
   from operations                                          6,346               (13,577)
                                                            -----               -------
Distributions to shareholders from:
   Net investment income                                     (957)                   --
                                                             ====                   ===

Capital share transactions (Note 3)
Proceeds from sales                                        90,453               454,736
Reinvestment of distributions at net asset value              957                    --
Payments for redemptions                                  (17,055)               (2,000)
                                                          -------                ------
Increase in net assets from capital share transactions     74,355               452,736
                                                           ------               -------
Total increase in net assets                               79,744               439,159
Net assets at beginning of period (Note 1)                489,159                50,000
                                                          -------                ------
Net assets at end of period
   (including undistributed net investment
   income of $1,396 and $979)                            $568,903              $489,159
                                                         ========              ========

*Commencement of operations.

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist World Fund, Inc.


                                                     April 30, 1997        For the period
                                                    Six months ended     from May 13, 1996*
                                                      (Unaudited)         to Oct. 31, 1996

Operations and distributions
Investment income-- net                                $  18,198            $    9,919
Net gain on investments and foreign currency               4,596                 4,553
Net change in unrealized appreciation or
    depreciation of investments and on translation
    of assets and liabilities in foreign currencies      (27,013)               18,628
                                                         -------                ------
Net increase (decrease) in net assets resulting
    from operations                                       (4,219)               33,100
                                                          ------                ------
Distributions to shareholders from:
    Net investment income                                 (8,905)               (9,919)
    Excess distributions of net investment income             --                (4,831)
    Net realized gain                                     (1,848)                   --
                                                          ------
Total distributions                                      (10,753)              (14,750)
                                                         =======               =======


Capital share transactions (Note 3)
Proceeds from sales                                       25,999               450,000
Reinvestment of distributions at net asset value          18,646                 5,157
                                                          ------                 -----
Increase in net assets from
    capital share transactions                            44,645               455,157
                                                          ------               -------
Total increase in net assets                              29,673               473,507
Net assets at beginning of period (Note 1)               523,507                50,000
                                                         -------                ------
Net assets at end of period
    (including undistributed net investment
    income of $7,209 and $(2,084))                      $553,180              $523,507
                                                        ========              ========

*Commencement of operations.

See accompanying notes to financial statements.

 Notes to financial statements

Strategist World Fund, Inc.
(Unaudited as to April 30, 1997)

1. Summary of significant accounting policies
Strategist Emerging Markets Fund (Emerging Markets Fund), Strategist World Growth Fund (World Growth Fund) and Strategist World Income Fund (World Income
Fund) are series of capital stock within Strategist World Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for World Income Fund) open-end management investment company. On April 15, 1996, American Express Financial Corporation
(AEFC) invested $50,000 in World Growth Fund and World Income Fund which represented 6,831 shares and 8,264 shares for each Fund, respectively. Operations did not formally commence until May 13, 1996. On Nov. 12, 1996, AEFC invested $1,000 in the Emerging Markets Fund which represented 200 shares. Operations commenced on Nov. 13, 1996.

Investment in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of World Trust (the Trust).

Emerging Markets Fund invests all of its assets in the Emerging Markets Portfolio, an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in equity securities of issuers in countries with developing or emerging markets.

World Growth Fund invests all of its assets in the World Growth Portfolio, an open-end investment company that has the same objectives as the Fund. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

World Income Fund invests all of its assets in the World Income Portfolio, an open-end investment company that has the same objectives as the Fund. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of April 30, 1997, the percentages of the corresponding Portfolio owned by Emerging Markets Fund, World Growth Fund and World Income Fund were 0.40%, 0.05% and 0.07%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes
Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared and paid by the end of the calendar year for Emerging Markets Fund and World Growth Fund and declared daily and paid each calendar quarter for World Income Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
At April 30, 1997, AEFC owned 201 shares for Emerging Markets Fund, 6,843 shares for World Growth Fund and 8,680 shares for World Income Fund. At April 30, 1997, American Express Company (the parent company of AEFC) owned 100,087 shares for Emerging Markets Fund, 62,012 shares for World Growth Fund and 78,097 shares for World Income Fund.


2. Expenses and sales charges
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services and transfer agent services.

Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% for Emerging Markets Fund, from 0.06% to 0.035% for World Growth Fund and from 0.06% to 0.04% for World Income Fund annually. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Funds approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account of $20 ($25 for World Income Fund).

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Oct. 31, 1997. Under this agreement, total expenses will not exceed 2.20% of Emerging Markets Fund's average daily net assets, 1.75% of World Growth Fund's average daily net assets and 1.35% of World Income Fund's average daily net assets.

3. Capital share transactions
Transactions in shares of capital stock for the periods indicated are as follows:

                                    Six months ended April 30, 1997
                                  Emerging       World        World
                                   Markets      Growth       Income
                                    Fund*        Fund         Fund

Sold                              112,928       12,473        4,174

Issued for reinvested
   distributions                      287          132        2,969

Redeemed                               --       (2,603)          --
                                      ---       ------          ---

Net increase                      113,215       10,002        7,143

*Inception date was Nov. 13, 1996.

                                  Period ended Oct. 31, 1996*
                                    World        World
                                   Growth       Income
                                    Fund         Fund

Sold                               62,555       74,751

Issued for reinvested
   distributions                       --          826

Redeemed                             (275)          --
                                     ----         ----

Net increase                       62,280       75,577

*Inception date was May 13, 1996.


4. Capital loss carryover
For federal income tax purposes, World Growth Fund had a capital loss carryover at Oct. 31, 1996 of $14,481 that, if not offset by subsequent capital gains, will expire in 2004. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.


5. Financial highlights
The table below shows certain important information for evaluating each Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changesb


                                       Emerging         World             World
                                        Markets        Growth            Income
                                          Fund          Fund              Fund

                                          1997f     1997e   1996a     1997e  1996a
Net asset value, beginning of period     $5.00     $7.08   $7.32     $6.24  $6.05
Income from investment operations:
Net investment income                      .01       .02     .04       .33    .15
Net gains (losses) (both realized
   and unrealized)                         .63       .10    (.28)     (.27)   .25
Total from investment operations           .64       .12    (.24)      .06    .40
Less distributions:
Dividends from net investment income      (.01)     (.01)     --      (.20)  (.15)
Excess distributions of net investment
  income                                    --        --      --        --   (.06)
Distributions from realized gains           --        --      --      (.02)    --
Total distributions                       (.01)     (.01)     --      (.22)  (.21)
Net asset value, end of period            5.63      7.19    7.08      6.08   6.24
Ratios/supplemental data:
Net assets, end of period (in thousands)  $639      $569    $489      $553   $524
Ratio of expenses to average daily
  net assetsd                            2.20%c    1.62%c  1.75%c     .59%c 1.35%c
Ratio of net income to average
  daily net assets                        .15%c     .50%c  1.61%c    6.70%c 5.87%c
Total returng                            12.9%      1.7%   (3.3%)     (.4%)  6.6%
Portfolio turnover rate (excluding
  short-term securities) for the
  underlying Portfolio                     13%       91%     58%       33%    24%
Average brokerage commission rate
     for the underlying Portfolioh      $.0030    $.0146  $.0086    $   --  $   --

a  Inception date was May 13, 1996.
b For a share outstanding  throughout the period. Rounded to the nearest cent. c
Adjusted to an annual basis. d The Advisor and Distributor voluntarily limited total operating expenses for Emerging Markets Fund, World Growth Fund and World
Income Fund. Without this agreement, the ratio of expenses to average daily net assets would have been 10.45% for Emerging Markets Fund for the period ended
1997, 7.30% and 17.33% for World Growth Fund for periods ended 1997 and 1996, respectively, and 8.02% and 19.23% for World Income Fund for periods ended 1997 and 1996, respectively.
e  Six months ended April 30, 1997 (Unaudited).
f  Inception date was Nov. 13, 1996 (Unaudited).
g  Total return does not reflect payment of a sales charge.
h The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


Financial statements


Statement of assets and liabilities
Emerging Markets Portfolio
April 30, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
   (identified cost $156,405,542)                       $161,232,759
Cash in bank on demand deposit                             1,274,238
Dividends and accrued interest receivable                     11,928
Receivable for investment securities sold                  1,406,233
Unrealized appreciation on foreign currency contracts held,
    at value (Notes 1 and 4)                                      63
                                                                  --
Total assets                                             163,925,221
                                                         ===========

Liabilities
Payable for investment securities purchased                3,026,880
Unrealized depreciation on foreign currency contracts held,
    at value (Notes 1 and 4)                                      84
Accrued investment management services fee                     4,741
Other accrued expenses                                        13,124
                                                              ------
Total liabilities                                          3,044,829
                                                           ---------
Net assets                                              $160,880,392
                                                        ============

See accompanying notes to financial statements.

Statement of operations
Emerging Markets Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997 (Unaudited)


Investment income
Income:
Interest (net of foreign taxes withheld of $2,946)          $374,710
Dividends (net of foreign taxes withheld of $8,380)          148,148
                                                             -------
Total income                                                 522,858
                                                             -------

Expenses (Note 2):
Investment management services fee                           326,973
Compensation of board members                                  1,706
Custodian fees                                                26,140
Audit fees                                                     6,246
Administrative services fees and expenses                         95
Other                                                          1,094
                                                               -----
Total expenses                                               362,254
   Earnings credits on cash balances (Note 2)                  (989)
                                                               ----
Total net expenses                                           361,265
                                                             -------
Investment income -- net                                     161,593
                                                             -------

Realized and unrealized gain (loss) -- net
Netrealized loss on security and foreign currency
  transactions  (including loss of $55,682 from
  foreign currency transactions) (Note 3)                 (1,121,703)
Net change in unrealized appreciation or depreciation of
  investments and on translation of assets and
  liabilities in foreign currencies                        4,826,619
                                                           ---------
Net gain on investments and foreign currencies             3,704,916
                                                           ---------
Net increase in net assets resulting from operations      $3,866,509
                                                          ==========

See accompanying notes to financial statements.

Statement of changes in net assets
Emerging Markets Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997 (Unaudited)


Operations
Investment income-- net                                $    161,593
Net realized loss on investments and foreign
  currencies                                             (1,121,703)
Net change in unrealized appreciation or
  depreciation of investments and on translation
  of assets and liabilities in foreign currencies         4,826,619
                                                          ---------
Net increase in net assets resulting from operations      3,866,509
                                                          ---------
Net contributions                                       157,009,883
                                                        -----------
Total increase in net assets                            160,876,392
                                                        -----------
Net assets at beginning of period (Note 1)                    4,000
                                                              -----
Net assets at end of period                            $160,880,392
                                                       ============

See accompanying notes to financial statements.

Notes to financial statements

Emerging Markets Portfolio
(Unaudited as to April 30, 1997)

1. Summary of significant accounting policies
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, AEFC contributed $4,000 to the Portfolio. Operations commenced on Nov. 13, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the period from Nov. 13, 1996 to April 30, 1997, the Portfolio's custodian fees were reduced by $989 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $135,013,929 and $7,589,748, respectively, for the period from Nov. 13, 1996 to April 30, 1997. For the same period, the portfolio turnover rate was 13%. Realized gains and losses are determined on an identified cost basis.


4. Foreign currency contracts
At April 30, 1997, the Portfolio had entered into two foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

               Currency to     Currency to   Unrealized     Unrealized
Exchange date be delivered     be received  appreciation   depreciation

May 1, 1997     2,164,578      16,767,253      $--              $84
               U.S. Dollar   Hong Kong Dollar

May 2, 1997     4,213,404         543,931       63               --
            Hong Kong Dollar   U.S. Dollar

                                               $63              $84

Investments in securities

Emerging Markets Portfolio
April 30, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (81.5%)
Issuer                                    Shares            Value (a)

Argentina (8.3%)
Banks and savings & loans (3.5%)
Banco de Galicia-- Buenos Aires          230,000           $5,595,469
Metals (1.5%)
Siderar                                 600,000(b)         2,358,336
Utilities -- telephone (3.3%)
Telefonica de Argentina                  160,000            5,320,000

Brazil (11.9%)
Energy (3.1%)
Petroleo Brasileiro ADR                 240,000(b)         5,037,598
Utilities -- electric (4.8%)
CEMIG ADR                                100,000            4,515,000
Companhia Energetica de Sao Paulo     24,400,000(b)         1,296,128
Eletropaula                            9,000,000(b)         1,806,840
                                                          -----------
Total                                                      7,617,968
Utilities -- telephone (4.0%)
Telecomunicacoes Brasileiras --
   Telebras ADR                           55,900            6,414,525

Chile (1.6%)
Utilities -- telephone
Cia de Telecomunicaciones de Chile ADR    80,000           2,590,000

China (5.4%)
Airlines (0.6%)
China Eastern Airlines                 3,160,000(b)           989,219
Multi-industry conglomerates (1.9%)
China Merchants                        2,900,000            3,107,208
Utilities -- electric (2.9%)
Beijing Datang Power Generation        8,950,000(b)         4,650,321

Croatia (3.0%)
Banks and savings & loans (1.4%)
Zagrebacka Banka GDR                      65,000(b)         2,307,500
Health care (1.6%)
Pliva GDR                                160,000(b)         2,571,998

Czech Republic (0.4%)
Utilities -- telephone
SPT Telekom                                6,000(b)           633,987

Egypt (2.9%)
Building materials & construction
Suez Cement GDR                          260,000(b)         4,706,000

Hong Kong (10.5%)
Building materials & construction (0.5%)
New World Infrastructure                 370,000(b)         1,046,021
Financial services (1.3%)
Guangzhou Investment Co                4,300,000            2,039,950
Food (2.4%)
Guangnan Holdings                      2,660,000            3,828,695
Health care (0.9%)
Shandong Xinhau Pharmaceutical         3,900,000            1,397,081
Household products (0.7%)
Guangdong Kelon Elec Holdings          1,100,000            1,064,997
Industrial equipment & services (1.3%)
GZI Transportation                     3,450,000(b)         2,070,935

Multi-industry conglomerates (3.4%)
China Travel Intl Investment           4,000,000            2,104,176
Shanghai Industrial Holdings             592,000            3,331,982
                                                          -----------
Total                                                       5,436,158

Indonesia (1.9%)
Banks and savings & loans (0.4%)
Bank Negara                            1,218,000              676,667
Building materials & construction (0.4%)
PT Semen Gresik                          261,000              636,396
Retail (0.3%)
PT Matahari Putra Prima                  381,500              533,795
Utilities -- telephone (0.8%)
PT Telekomunikasi                        846,000            1,227,222

Malaysia (6.3%)
Automotive & related (0.9%)
Perusahaan Otomobil                      250,000(b)         1,493,726
Banks and savings & loans (2.0%)
Malayan Banking                          205,000(b)         2,041,426
Public Bank Malaysia                     680,000(b)         1,126,787
                                                          -----------
Total                                                       3,168,213
Building materials & construction (0.6%)
IJM                                      400,000              876,319
Leisure time & entertainment (1.0%)
Tanjong                                  439,000            1,591,276
Media (0.6%)
New Straits Times Press                  174,000              970,325
Utilities -- electric (1.2%)
Tenaga Nasional                          425,000            1,963,752

Mexico (7.3%)
Beverages & tobacco (2.3%)
FEMSA                                    785,000            3,705,388
Building materials & construction (1.8%)
Cemex                                    800,000            2,930,328
Media (0.9%)
Grupo Televisa                            60,000(b)         1,387,500
Paper & packaging (2.3%)
Kimberly-Clark de Mexico ADR             200,000            3,746,000

Peru (1.9%)
Metals
Compania de Minas Buenaventura ADR       137,300            2,986,275

Philippines (4.4%)
Banks and savings & loans (0.6%)
Bank of the Philippine Islands           180,000(b)           972,695
Building materials & construction (1.1%)
HI Cement                              5,220,000(b)         1,741,977
Utilities -- electric (1.0%)
Manila Electric                          260,000            1,616,989
Utilities -- telephone (1.7%)
Philippine Long Distance Telephone ADR    48,000            2,676,000

Russia (8.8%)
Energy equipment & services (5.0%)
Chernogorneft ADR                        500,000(b)         4,781,250
Surgutneftegaz ADR                        90,000(b)         3,307,500
                                                          -----------
Total                                                       8,088,750
Utilities -- electric (3.8%)
Mosenergo ADR                             30,000(b,c)       1,187,004
Mosenergo ADR                            125,000(b)         4,945,848
                                                          -----------
Total                                                       6,132,852

South Africa (5.1%)
Energy equipment & services (3.7%)
Ingwe Coal                               200,000            1,259,418
Sasol                                    360,000            4,614,866
                                                          -----------
Total                                                       5,874,284
Retail (1.4%)
Meikles Africa ADR                     1,000,000(b)         2,330,000

Turkey (1.8%)
Metals
Eregli Demir Ve Celik Fabrikalari     30,000,000            2,931,840

Total common stocks
(Cost: $126,344,310)                                     $131,042,535

Other (0.1%)
Issuer                                    Shares            Value (a)

Hong Kong
Guangnan Holdings
   Warrants                              300,857             $141,758
GZI Transportation
   Warrants                               50,000                  968

Total other
(Cost: $13,734)                                              $142,726

Short-term securities (18.7%)
Issuer                        Annualized     Amount          Value (a)
                             yield on date payable at
                              of purchase   maturity

U.S. government agency (1.7%)
Federal Home Loan Mtge Corp Disc Nts
  05-06-97                       5.46%      $1,100,000     $1,099,169
  05-06-97                       5.37        1,400,000      1,398,958
  05-08-97                       5.43          300,000        299,684
                                                          -----------
Total                                                       2,797,811

Commercial paper (14.8%)
AT&T
  05-02-97                       5.43        5,800,000      5,799,127
Dean Witter, Discover & Co
  05-19-97                       5.52        4,000,000      3,989,000
Fleet Funding
  05-20-97                       5.53        3,113,000(d)   3,103,947
MCI Communications
  05-30-97                       5.53        1,100,000(d)   1,095,126
Novartis Finance
  05-02-97                       5.57        3,000,000      2,999,538
Paccar Financial
  05-05-97                       5.57        1,900,000      1,898,828
  05-23-97                       5.52        2,400,000      2,391,933
USAA Capital
  05-23-97                       5.51        2,500,000      2,491,613
                                                          -----------
Total                                                      23,769,112

Letter of credit (2.2%)
Bank of New York - River Fuel Co
  06-06-97                       5.58        3,500,000(d)   3,480,575

Total short-term securities
(Cost: $30,047,498)                                      $ 30,047,498

Total investment in securities
(Cost: $156,405,542)(e)                                  $161,232,759

Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $156,406,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized  appreciation                              $11,446,000
    Unrealized depreciation                                (6,619,000)
                                                           ----------

    Net unrealized appreciation                           $ 4,827,000

Financial statements


Statement of assets and liabilities
World Growth Portfolio
April 30, 1997 (Unaudited)

Assets
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers
 (identified cost $1,257,835,586)                     $1,285,501,619
Investments in securities of affiliated issuers
 (identified cost $7,007,517)                              9,026,250
Dividends and accrued interest receivable                  2,253,184
Receivable for investment securities sold                 15,526,546
Unrealized appreciation on foreign currency contracts
  held, at value (Notes 1 and 4)                              20,614
U.S. government securities held as collateral (Note 5)    23,655,790
                                                          ----------
Total assets                                           1,335,984,003
                                                       =============

Liabilities
Disbursements in excess of cash on demand deposit          9,106,667
Payable for investment securities purchased               24,135,290
Unrealized depreciation on foreign currency contracts held,
    at value (Notes 1 and 4)                                  35,303
Payable upon return of securities loaned (Note 5)        146,543,265
Accrued investment management services fee                    23,725
Other accrued expenses                                       126,568
                                                             -------
Total liabilities                                        179,970,818
                                                         -----------
Net assets                                            $1,156,013,185
                                                      ==============

See accompanying notes to financial statements.

Statement of operations
World Growth Portfolio
Six months ended April 30, 1997 (Unaudited)


Investment income
Income:
Interest                                                $ 4,756,799
Dividends (net of foreign taxes withheld of $418,317)     6,914,550
Dividends earned on affiliated issuers                       48,661
                                                             ------
Total income                                             11,720,010
                                                         ----------

Expenses (Note 2):
Investment management services fee                        4,299,585
Compensation of board members                                11,759
Custodian fees                                              503,378
Audit fees                                                    9,750
Administrative services fees and expenses                     5,931
Other                                                         9,698
                                                              -----
Total expenses                                            4,840,101
  Earnings credits on cash balances (Note 2)                 (9,667)
                                                             ------
Total net expenses                                        4,830,434
                                                          ---------
Investment income -- net                                  6,889,576
                                                          ---------

Realized and unrealized gain (loss) -- net
Netrealized loss on security and foreign currency
  transactions (including loss of $880,752 from
  foreign currency transactions and a realized gain
  of $12,720 from sale of affiliated issuer) (Note 3)   (10,549,951)
Net realized loss on financial futures contracts           (226,454)
Net realized gain on option contracts written (Note 1)    1,128,600
                                                          ---------
Net realized loss on investments and foreign currencies (9,647,805) Net change in unrealized appreciation or depreciation of investments and on translation of assets and
  liabilities in foreign currencies                      24,035,766
                                                         ----------
Net gain on investments and foreign currencies           14,387,961
                                                         ----------
Net increase in net assets resulting from operations    $21,277,537
                                                        ===========

See accompanying notes to financial statements.



Statements of changes in net assets
World Growth Portfolio
                                                      Six months ended     For the period from
                                                       April 30, 1997        May 13, 1996* to
                                                        (Unaudited)           Oct. 31, 1996

Operations
Investment income -- net                                $  6,889,576          $  12,183,646
Net realized gain (loss) on investments and
    foreign currencies                                    (9,647,805)            27,471,267
Net change in unrealized appreciation or
   depreciation of investments and on translation
   of assets and liabilities in foreign currencies        24,035,766            (63,955,989)
                                                          ----------            -----------
Net increase (decrease) in net assets resulting
    from operations                                       21,277,537            (24,301,076)
Net contributions                                         61,331,758          1,097,654,966
                                                          ----------          -------------
Total increase in net assets                              82,609,295          1,073,353,890
Net assets at beginning of period (Note 1)             1,073,403,890                 50,000
                                                       -------------                 ------
Net assets at end of period                           $1,156,013,185         $1,073,403,890

*Commencement of operations.

See accompanying notes to financial statements.


Notes to financial statements

World Growth Portfolio
(Unaudited as to April 30, 1997)

1. Summary of significant accounting policies
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contibuted $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended April 30, 1997, the Portfolio's custodian fees were reduced by $9,667 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,053,751,750 and $952,721,999, respectively, for the six months ended April 30, 1997. For the same period, the portfolio turnover rate was 91%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $32,357 for this period.

4. Foreign currency contracts
At April 30, 1997, the Portfolio had entered into 21 foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

Exchange date  Currency to   Currency to   Unrealized     Unrealized
              be delivered   be received  appreciation   depreciation

May 1, 1997      794,246     100,189,374     $--            $5,012
               U.S. Dollar  Japanese Yen

May 1, 1997      638,147       495,139         --            2,648
            Australian DollarU.S. Dollar

May 1, 1997    33,391,689      265,241        2,200           --
              Japanese Yen   U.S. Dollar

May 2, 1997      594,531     15,523,200        --             285
               U.S. Dollar  Thailand Baht

May 2, 1997     1,739,719     1,348,909        --            8,159
            Australian DollarU.S. Dollar

May 2, 1997     5,645,044      213,811         --             260
             Philippine Peso U.S. Dollar

May 2, 1997    326,637,300     134,535         116            --
            Indonesian RupiahU.S. Dollar

May 2, 1997    14,609,687     1,834,927        --            4,042
              Mexican Peso   U.S. Dollar

May 5, 1997     3,870,139     3,017,354        --            1,548
            Australian DollarU.S. Dollar

May 5, 1997     5,214,987      197,575         --             187
             Philippine Peso U.S. Dollar

May 5, 1997    118,777,200     48,900          20             --
            Indonesian RupiahU.S. Dollar

May 5, 1997    411,238,035     169,074         --             160
            Indonesian RupiahU.S. Dollar

May 6, 1997      854,466       525,793         --            2,366
               U.S. Dollar  British Pound

May 6, 1997      145,309      3,792,855        --             114
               U.S. Dollar  Thailand Baht

May 6, 1997     3,641,959    16,193,608        --             81
               U.S. DollarSouth African Rand

May 6, 1997     9,845,671      372,857         --             509
             Philippine Peso U.S. Dollar

May 6, 1997    13,121,528      103,376         12             --
              Japanese Yen   U.S. Dollar

May 6, 1997    194,868,844     80,104          --             89
            Indonesian RupiahU.S. Dollar

May 7, 1997     1,605,075     2,619,451      18,266           --
              British Pound  U.S. Dollar

May 7, 1997      95,911       2,505,283        --              6
               U.S. Dollar  Thailand Baht

May 30, 1997    2,670,473    15,528,800        --            9,837
               U.S. Dollar  French Franc     -------        -------

                                             $20,614        $35,303

5. Lending of portfolio securities
At April 30, 1997, securities valued at $133,366,952 were on loan to brokers. For collateral, the Portfolio received $122,887,475 in cash and U.S. government securities valued at $23,655,790. Income from securities lending amounted to $582,319 for the period ending April 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in securities


World Growth Portfolio
April 30, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets) Investments in securities of unaffiliated issuers

Common stocks (85.5%)
Issuer                                    Shares            Value (a)

Argentina (3.9%)
Banks and savings & loans (0.6%)
Banco de Galicia                         300,000(d)        $7,298,438
Financial services (0.5%)
IRSA                                     150,000            5,250,000
Metals (0.5%)
Siderar ADR                              200,000            6,300,000
Multi-industry conglomerates (1.1%)
Perez Companc                            625,000           10,050,000
Cresud ADR                               138,700(c)         2,548,613
                                                          -----------
Total                                                      12,598,613

Utilities -- telephone (1.2%)
Telecom Argentina ADR                    165,000(d)         8,250,000
Telefonica De Argentina                  160,000            5,320,000
                                                          -----------
Total                                                      13,570,000

Australia (3.2%)
Banks and savings & loans (0.8%)
Commonwealth Bank of Australia         1,250,000(d)         9,360,593
Energy (0.5%)
Woodside Petroleum                       720,000            5,728,683
Insurance (0.5%)
Natl Mutual Holdings                   4,067,271(c,d)       6,028,074
Metals (0.5%)
Pasminco                               3,000,000(c)         5,709,960
Multi-industry conglomerates (0.9%)
Pacific Dunlop                         4,000,000(d)        10,795,884

Austria (0.6%)
Utilities -- electric
EVN Energie-Versorgung Niederoesterreich  60,000            7,420,904

Bahamas (0.7%)
Restaurants & lodging
Sun Intl Hotels                          275,000(c)         8,353,125

Brazil (1.6%)
Utilities -- telephone
Telecomunicacoes Brasileiras - Telebras ADR162,500         18,646,875

Canada (4.1%)
Banks and savings & loans (0.7%)
Royal Bank of Canada                     200,000            7,997,134
Communications equipment & services (0.6%)
Northern Telecom                         100,000            7,262,500
Health care (0.6%)
Biovail Intl                             300,000(c,d)       7,500,000
Industrial equipment & services (1.0%)
Bombardier Cl B                          550,000           11,104,346
Metals (0.3%)
Euro-Nevada Mining                        93,500            2,684,338
Euro-Nevada Mining                        18,900(b)           542,610
                                                          -----------
Total                                                       3,226,948

Real estate (0.1%)
Intrawest                                115,000(c)         1,581,250
Utilities -- telephone (0.8%)
BCE                                      200,000(d)         9,325,000

Chile (0.7%)
Beverages & tobacco
Embotelladora Andina ADR
   Series A                              260,000            5,200,000
   Series B                              140,000            2,747,500
                                                          -----------
Total                                                       7,947,500

Finland (1.8%)
Industrial equipment & services (0.9%)
Valmet                                   600,000           10,142,405
Multi-industry conglomerates (0.9%)
Amer Group                               600,000(d)        10,269,329

France (4.8%)
Automotive & related (2.2%)
Michelin                                 295,000           16,482,395
Valeo                                    150,000            9,252,120
                                                          -----------
Total                                                      25,734,515

Chemicals (0.7%)
Cie Generale Des Eaux                     60,000            8,357,749
Electronics (0.8%)
SGS-THOMSON Microelectronics             115,000(c)         9,013,125
Energy (1.1%)
Elf Aquitaine                            135,000           13,091,750

Germany (4.3%)
Automotive & related (2.9%)
BMW                                       12,000(d)         9,828,736
Daimler-Benz ADR                          75,000(d)         5,578,125
Volkswagen                                28,000(d)        17,806,787
                                                          -----------
Total                                                      33,213,648

Electronics (0.9%)
Siemens                                  200,000           10,836,101
Textiles & apparel (0.5%)
Adidas                                    50,000            5,212,996

Ghana (0.2%)
Metals
Ashanti Goldfields                       199,075            2,174,037

Greece (0.2%)
Financial services
Natl Investment                           45,530            1,979,252

Hong Kong (2.7%)
Financial services (1.3%)
Cheung Kong                              575,000            5,047,440
New World Development                  1,000,000            5,770,347
Sun Hung Kai Properties                  400,000            4,337,442
                                                          -----------
Total                                                      15,155,229

Insurance (0.8%)
Natl Mutual Asia                       8,566,000            8,846,314
Multi-industry conglomerates (0.6%)
Wharf Holdings                         2,000,000            7,564,706

Hungary (0.1%)
Banks and savings & loans
Euronet Services                         113,000(c)         1,419,563

India (0.2%)
Automotive & related
Tata Engineering & Locomotive GDR        200,000            2,430,000

Indonesia (0.5%)
Banks and savings & loans (0.2%)
PT Bank Bali                             929,000            2,236,481
Real estate (0.3%)
PT Jaya Real Properties                2,502,500(c)         3,243,981

Ireland (0.2%)
Food
Greencore Group                          500,000            2,552,426

Japan (7.6%)
Communications equipment & services (1.2%)
DDI                                          875            5,810,587
Hitachi                                  600,000            5,435,425
Oki Electric                             500,000(d)         2,453,819
                                                          -----------
Total                                                      13,699,831

Computers & office equipment (0.4%)
Meitec                                   250,000            5,002,166
Electronics (2.7%)
Matsushita Electric                      375,000            5,996,691
Mitsumi Electric                         400,000(d)         8,413,092
NEC                                      725,000            8,852,259
Shinko Electric                          220,000(c,d)       7,538,698
                                                          -----------
Total                                                      30,800,740

Financial services (0.8%)
Nomura Securities                        700,000            7,830,162
TOC                                      103,000              965,536
                                                          -----------
Total                                                       8,795,698

Health care (0.4%)
Sankyo                                   180,000            4,820,985
Media (0.7%)
Sony                                      40,000            2,911,497
Sony ADR                                  70,700            5,187,613
                                                          -----------
Total                                                       8,099,110

Multi-industry conglomerates (0.5%)
Secom                                    100,000            5,947,458
Utilities -- electric (0.9%)
Hirose Electric                           80,000            4,373,548
Sumitomo Electic                         475,000(c)         6,435,858
                                                          -----------
Total                                                      10,809,406

Malaysia (2.5%)
Automotive & related (0.8%)
Diversified Resources                  4,000,000(c)         9,559,848
Leisure time & entertainment (0.8%)
Multi-Purpose Holdings                 6,000,000            9,798,840
Multi-industry conglomerates (0.6%)
China North Inds Investment            4,980,000(c)         2,016,900
Leader Universal Holdings              2,400,000(c)         4,779,924
                                                          -----------
Total                                                       6,796,824

Utilities -- electric (0.3%)
Tenaga Nasional                          618,000(c)         2,855,526

Mexico (2.7%)
Beverages and tobacco (0.7%)
Femsa                                  1,800,000            8,496,432
Building materials & construction (0.7%)
Cemex                                    448,000(c)         1,488,728
Empresas ICA Sociedad Controladora       400,000(d)         5,950,000
                                                          -----------
Total                                                       7,438,728

Multi-industry conglomerates (0.4%)
Grupo Financiero Banorte               5,000,000(c)         4,883,850
Utilities-- telephone (0.9%)
Telefonos de Mexico                      250,000           10,312,500

Netherlands (2.0%)
Industrial equipment & services (1.2%)
Stork                                    307,894           13,263,321
Transportation (0.8%)
Nedlloyd                                 400,000(d)         9,180,294

Peru (1.1%)
Banks and savings & loans (0.7%)
Credicorp                                360,000            7,560,000

Utilities -- telephone (0.4%)
CPT Telefonica                           500,000(c)         1,200,750
Telefonica del Peru ADR                  153,500(c)         3,684,000
                                                          -----------
Total                                                       4,884,750

Philippines (1.2%)
Electronics (0.1%)
Solid Group                            7,500,000(c)         1,592,715
Multi-industry conglomerates (0.6%)
Belle                                 29,046,400(c)         6,939,388
Paper & packaging (0.5%)
Intl Container Service                10,000,000(c)         5,877,890

South Africa (0.3%)
Energy equipment  & services
Sasol                                    285,200            3,655,999

Spain (1.8%)
Energy (0.5%)
Repsol ADR                               125,000(d)         5,234,375
Utilities -- telephone (1.3%)
Telefonica de Espana ADR                 200,000(d)        15,400,000

Sweden (0.9%)
Communications equipment & services (0.5%)
Ericsson (LM) ADR                        160,000            5,380,000
Health care services (0.4%)
Getinge Industrier Cl B                  270,000(d)         4,749,703

Switzerland (1.1%)
Banks and savings & loans (0.6%)
Credit Suisse Group                       60,000(d)         6,754,832
Health care (0.5%)
Novartis                                   4,200            5,531,638

Thailand (0.7%)
Building materials & construction (0.7%)
Italian-Thai Development               2,211,800            7,450,907
Miscellaneous (--%)
Southeast Asia Frontier                  170,000(c)           382,500

United Kingdom (9.5%)
Airlines (0.7%)
British Airways                          728,736            8,337,724
Building materials & construction (0.5%)
TI Group                                 650,000            5,556,591
Computers & office equipment (0.8%)
JBA Holdings                             700,000            9,245,454
Electronics (0.7%)
Johnson Matthey                        1,000,000            8,111,042
Energy (0.9%)
Lasmo                                  2,725,000            9,892,069
Furniture & appliances (0.6%)
Dixons Group                             900,000            7,380,158
Health care (1.5%)
Biocompatibles Intl                      525,000(c)        12,060,212
British Biotech                        1,300,000(c)         5,087,835
                                                          -----------
Total                                                      17,148,047

Leisure time & entertainment (1.1%)
Ladbroke Group                         3,523,485           13,218,920
Multi-industry conglomerates (0.9%)
Inchcape                               2,250,000            9,990,923
Paper & packaging (1.8%)
Freepages Group                       17,333,000(c)        11,376,306
Pearson                                  800,000            9,185,492
                                                          -----------
Total                                                      20,561,798

United States (24.3%)
Aerospace & defense (1.7%)
Boeing                                   100,000            9,862,500
Hexcel                                   575,000(d)        10,278,125
                                                          -----------
Total                                                      20,140,625

Automotive & related (0.7%)
General Motors                           150,000            8,681,250
Computers & office equipment (4.3%)
Compaq                                   105,000(c)         8,964,375
First Data                               275,000            9,487,500
Ikon Office Solutions                    140,000            3,762,500
Ingram Micro                             275,000(c)         6,256,250
Oracle                                   250,000(c)         9,937,500
Xerox                                    180,000           11,070,000
                                                          -----------
Total                                                      49,478,125

Electronics (0.6%)
Lattice Semiconductor                    125,000(c)         6,984,375
Energy (2.2%)
Nabors Inds                              265,000(c)         4,968,750
Noble Affiliates                          50,000            1,787,500
OMV                                       60,000            6,549,304
United Meridian                          190,000(c)         5,391,250
Unocal                                   175,000            6,671,874
                                                          -----------
Total                                                      25,368,678

Energy equipment & services (2.8%)
Camco Intl                               125,000(d)         5,546,875
Dresser  Inds                            400,000           11,950,000
ENSCO Intl                                75,000(c)         3,562,500
Noble Drilling                           200,000(c)         3,475,000
Schlumberger                              75,000            8,306,250
                                                          -----------
Total                                                      32,840,625

Health care (2.7%)
Amgen                                    100,000(c)         5,887,500
Biogen                                   175,000(c)         5,600,000
Boston Scientific                        185,000(c)         8,926,250
Lilly (Eli)                               65,000            5,711,875
Merck                                     50,000            4,525,000
                                                          -----------
Total                                                      30,650,625

Health care services (0.7%)
HBO & Co                                 150,000            8,025,000
Insurance (1.1%)
Prudential                             1,250,000(c)        12,164,537
Metals (3.7%)
Aluminum Co of America                   140,000            9,782,500
Getchell Gold                            150,000(c)         5,756,250
Stillwater Mining                        700,000(c)        14,087,500
UCAR Intl                                325,000(c)        13,650,000
                                                          -----------
Total                                                      43,276,250

Multi-industry conglomerates (0.6%)
Westinghouse                             405,000            6,885,000
Paper & packaging (1.0%)
Crown Cork & Seal                        130,000            7,117,500
Unisource                                300,000            4,425,000
                                                          -----------
Total                                                      11,542,500

Retail (1.2%)
American Stores                          150,000            6,825,000
Circuit City                             165,000            6,538,125
                                                          -----------
Total                                                      13,363,125

Transportation (0.4%)
Hvide Marine Cl A                        250,000(c)         4,312,500
Utilities -- telephone (0.6%)
Airtouch Communications                  280,000(c)         7,140,000

Total common stocks of unaffiliated issuers
(Cost: $961,019,087)                                     $988,731,629

Bonds (1.5%)
Issuer and                               Principal          Value (a)
coupon rate                               amount

Argentina (0.5%)
Banco de Galicia
(U.S. Dollar)
7.00% Cv 2002                         $5,000,000           $5,725,000

Hong Kong (0.3%)
China Resources Beijing Land
(U.S. Dollar)
2.00% Cv 2004                          3,000,000(b)         3,000,000

India (0.4%)
Mahindra & Mahindra
(U.S. Dollar)
5.00% 2001                             4,000,000(b)         4,160,000

Luxembourg (0.3%)
Scandinavian Broadcast
(U.S. Dollar)
7.25% Cv 2005                          4,500,000            4,038,750

Total bonds
(Cost: $14,351,995)                                       $16,923,750

Other (--%)
Issuer                                    Shares            Value (a)

Germany (--%)
Daimler-Benz AG
   Rights                                 75,000               $4,688

Hong Kong (--%)
Lai Sun Hotels Intl
   Warrants                              602,110(e)                 --

Malaysia (--%)
Multi-Purpose Holdings
   Warrants                            6,600,000                    7

Total other
(Cost: $2,619,048)                                             $4,695


Short-term securities (24.2%)
Issuer                        Annualized     Amount          Value (a)
                             yield on date payable at
                              of purchase   maturity

U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
  05-08-97                       5.43%      $1,669,000     $1,667,244

Commercial paper (19.9%)
Abbott Laboratories
  05-12-97                       5.49        2,500,000      2,495,821
Albertson's
  05-06-97                       5.58        1,900,000      1,898,535
ABN Amro
  05-23-97                       5.52        9,440,000      9,408,271
  07-30-97                       5.67        6,000,000      5,911,275
American General Finance
  06-09-97                       5.58        5,000,000(f)   4,970,046
AT&T Capital
  06-02-97                       5.54        6,500,000      6,468,222
  06-06-97                       5.49        5,400,000      5,370,516
Ameritech Capital Funding
  05-27-97                       5.47        3,300,000      3,287,011
  06-10-97                       5.53        6,000,000      5,963,333
Associates Corp North America
  05-01-97                       5.55       12,400,000     12,400,000
BOC Group
  05-02-97                       5.57        6,100,000(f)   6,099,060
BHP Finance
  05-13-97                       5.58        8,000,000      7,985,200
CAFCO
  05-07-97                       5.58        5,900,000(f)   5,894,542
  05-29-97                       5.54        4,100,000      4,082,397
Cargill
  06-24-97                       5.57        1,700,000      1,685,689
Ciesco LP
  05-05-97                       5.37        4,100,000(f)   4,097,572
  05-12-97                       5.54          800,000(f)     798,651
  05-27-97                       5.53        6,000,000      5,976,167
  06-04-97                       5.57        2,200,000      2,188,510
  06-18-97                       5.62        7,700,000      7,642,712
Clorox
  06-16-97                       5.60        6,500,000      6,453,821
Commercial Credit
  06-05-97                       5.56        3,900,000      3,879,032
Dean Witter, Discover & Co
  06-13-97                       5.61        6,100,000      6,059,489
  06-20-97                       5.60        5,600,000      5,556,755
Fleet Funding
  05-14-97                       5.57        4,900,000(f)   4,890,197
Ford Motor Credit
  06-10-97                       5.59        4,900,000      4,869,783
Gannett
  06-02-97                       5.53        9,000,000(f)   8,956,000
General Electric Capital
  06-17-97                       5.60        6,000,000      5,956,447
Goldman Sachs Group
  05-21-97                       5.55        6,600,000      6,579,760
Merrill Lynch
  05-30-97                       5.58        6,500,000      6,470,940
Metlife Funding
  06-19-97                       5.62        8,800,000      8,733,164
Morgan Stanley Group
  05-20-97                       5.53        3,300,000      3,290,403
  05-23-97                       5.54        8,500,000      8,471,327
  06-10-97                       5.59          700,000        695,676
Novartis
  05-22-97                       5.51        7,000,000(f)   6,977,583
Paccar Financial
  05-22-97                       5.50        6,000,000      5,980,820
  05-28-97                       5.52        3,200,000      3,186,800
Proctor & Gamble
  06-06-97                       5.54        5,000,000      4,972,500
SBC Communications Capital
  05-29-97                       5.54        6,200,000(f)   6,173,430
  06-03-97                       5.53        8,500,000(f)   8,457,146
SAFECO Credit
  05-02-97                       5.35        6,500,000      6,499,041
Unilever Capital
  06-02-97                       5.56        2,200,000(f)   2,189,205
-----------
Total                                                     229,922,849

Letters of credit (4.2%)
ABN Amro -
Formosa Plastics
   05-30-97                      5.53       10,000,000      9,955,453
Bank of America -
AES Barbers Point
   05-15-97                      5.52        5,500,000      5,488,236
Bank of America -
Formosa Plastics
   05-15-97                      5.54        7,000,000      6,985,001
Credit Agricole -
Louis Dreyfus Corp
   05-27-97                      5.52        4,900,000      4,880,448
First  Bank Natl Association -
Midwest Commercial Paper
   05-09-97                      5.58        5,000,000(f)   4,993,833
Student Loan Marketing Assn -
USA Group
   05-02-97                      5.53        2,800,000      2,799,572
Toronto Dominion Bank -
Franciscan Services
   05-16-97                      5.52        2,800,000      2,793,560
WestDeutsche Landesbank --
Comision Federal De Electricidad
   05-29-97                      5.52       10,400,000     10,355,349
                                                        -------------
Total                                                      48,251,452

Total short-term securities
(Cost: $279,845,456)                                   $  279,841,545

Total investments in securities of unaffiliated issuers
(Cost: $1,257,835,586)                                 $1,285,501,619


Investments in securities of affiliated issuer (g)

Common stock (0.8%)
Issuer                                    Shares            Value (a)

Peru
Metals
Buenaventura ADR                         415,000         $  9,026,250

Total investments in securities of affiliated issuers
(Cost: $7,007,517)                                       $  9,026,250

Total investments in securities
(Cost: $1,264,843,103)(h)                              $1,294,527,869

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(c) Non-income producing.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended April 30, 1997 are as follows:


Issuer              Beginning    Purchase      Sales      Ending    Dividend
                         cost        cost       cost        cost      income

Buenaventura ADR   $2,990,000  $4,017,517    $    --  $7,007,517     $48,661
Oliver Gold         1,415,994         --   1,415,994          --          --
                    ---------       ----   ---------        ----        ----

Total              $4,405,994  $4,017,517 $1,415,994  $7,007,517     $48,661

(h) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $1,264,843,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                               $86,344,000
    Unrealized depreciation                               (56,659,000)
                                                          -----------

    Net unrealized appreciation                           $29,685,000

See accompanying notes to investments in securities.

Financial statements


Statement of assets and liabilities
World Income Portfolio
April 30, 1997 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $926,157,277)                             $913,299,964
Dividends and accrued interest receivable                       21,131,312
Receivable for investment securities sold                       14,297,336
Unrealized appreciation on foreign currency contracts held,
   at value (Notes 1 and 4)                                         30,115
U.S. government securities held as collateral (Note 5)           2,249,747
                                                                 ---------
Total assets                                                   951,008,474
                                                               -----------


Liabilities
Disbursements in excess of cash on demand deposit                   39,840
Payable for investment securities purchased                     24,257,022
Unrealized depreciation on foreign currency contracts held,
   at value (Notes 1 and 4)                                         30,070
Payable upon return of securities loaned (Note 5)               33,092,247
Accrued investment management services fee                          17,934
Other accrued expenses                                              31,452
                                                                    ------
Total liabilities                                               57,468,565
                                                                ----------
Net assets                                                    $893,539,909
                                                              ============

See accompanying notes to financial statements.

Statement of operations
World Income Portfolio
Six months ended April 30, 1997 (Unaudited)

Investment income
Income:
Dividends (net of foreign taxes withheld of $2,114)           $    11,977
Interest (net of foreign taxes withheld of $123,150)           29,927,821
                                                               ----------
Total income                                                   29,939,798
                                                               ==========


Expenses (Note 2):
Investment management services fee                              3,199,239
Compensation of board members                                      10,114
Custodian fees                                                    113,795
Audit fees                                                         10,250
Administrative services fees and expenses                           2,857
Other                                                              13,711
                                                                   ------
Total expenses                                                  3,349,966
   Earnings credits on cash balances (Note 2)                      (4,968)
                                                                   ------
Total net expenses                                              3,344,998
                                                                ---------
Investment income -- net                                       26,594,800
                                                               ==========

Realized and unrealized gain (loss) -- net
Net realized gain on security and foreign currency
 transactions (including gain
 of $728,367 from foreign currency
  transactions) (Note 3)                                        6,334,237
Net realized loss on financial futures contracts                 (673,275)
Net realized gain on option contracts writtten (Note 6)           149,000
                                                                  -------
Net realized gain on investments and foreign currencies         5,809,962
Net change in unrealized appreciation or depreciation of
 investments and on translation of assets and liabilities
 in foreign currencies                                        (40,436,713)
                                                              -----------
Net loss on investments and foreign currencies                (34,626,751)
                                                              -----------
Net decrease in net assets resulting from operations         $ (8,031,951)
                                                             ============


See accompanying notes to financial statements.


Statements of changes in net assets
World Income Portfolio
                                                   Six months ended      For the period from
                                                    April 30, 1997         May 13, 1996* to
                                                      (Unaudited)           Oct. 31, 1996

Operations
Investment income-- net                              $ 26,594,800           $ 22,643,163
Net realized gain on investments and
   foreign currencies                                   5,809,962              3,494,043
Net change in unrealized appreciation or
   depreciation of investments  and on translation
   of assets and liabilities in foreign currencies    (40,436,713)            26,719,774
                                                      -----------             ----------
Net increase (decrease) in net assets resulting
   from operations                                     (8,031,951)            52,856,980
Net contributions                                      66,845,889            781,818,991
                                                       ----------            -----------
Total increase in net assets                           58,813,938            834,675,971
Net assets at beginning of period (Note 1)            834,725,971                 50,000
                                                      -----------                 ------
Net assets at end of period                          $893,539,909           $834,725,971
                                                     ============           ============

*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

World Income Portfolio
(Unaudited as to April 30, 1997)

1. Summary of significant accounting policies
The World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFA) contributed $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend notification or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending secruties of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended April 30, 1997, the Portfolio's custodian fees were reduced by $4,968 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $257,468,026 and $270,534,927 respectively, for the six months ended April 30, 1997. For the same period, the portfolio turnover rate was 33%. Realized gains and losses are determined on an identified cost basis.

4. Foreign currency contracts

At April 30, 1997, the Portfolio had entered into two foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

Exchange date  Currency to   Currency to   Unrealized     Unrealized
              be delivered   be received  appreciation   depreciation

May 2, 1997    14,246,007    18,224,391    $      --       $30,070
               U.S. DollarAustralian Dollar

May 2, 1997    18,251,590    14,267,268      30,115            --
            Australian DollarU.S. Dollar   --------       --------
                                            $30,115        $30,070


5. Lending of portfolio securities
At April 30, 1997, securities valued at $31,927,804 were on loan to brokers. For collateral, the Portfolio received $30,842,500 in cash and U.S. government securities valued at $2,249,747. Income from securities lending amounted to $65,267 for the six months ended April 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. Option contracts written
The number of contracts and premium amounts associated with option contracts written is as follows:

                         Six months ended April 30, 1997

                                                  Calls
                                       Contracts          Premium

Balance Oct. 31, 1996                     --            $      --
Opened                                   100              154,188
Closed                                  (100)            (154,188)
                                        ----             --------
Balance April 30, 1997                    --            $      --

Investments in securities


World Income Portfolio
April 30, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (81.5%)(b)
Issuer              Coupon    Maturity    Principal         Value(a)
                     rate       year       amount

Argentina (3.5%)
Perez Companc
  (U.S. Dollar)      9.00%      2004    $ 1,975,000(d)    $ 1,999,688
Republic of Argentina Euro
  (Japanese Yen)     5.50       2001    880,000,000         7,292,648
  (U.S. Dollar)      5.50       2023     12,250,000         7,985,530
  (U.S. Dollar)      6.75       2005     10,670,000(c)      9,783,110
  (U.S. Dollar)     11.375      2017      4,300,000         4,560,709
                                                          -----------
Total                                                      31,621,685

Austria (2.9%)
Asian Development Bank
  (Japanese Yen)     5.00       2003    213,000,000         1,955,791
Autobahn Schnell
  (Japanese Yen)     6.00       2000    397,000,000         3,545,619
IADB
  (Japanese Yen)     6.00       2001     59,000,000           552,493
Intl Bank Reconstruction & Development
  (Japanese Yen)     4.50       1997  1,940,000,000        15,664,258
Republic of Austria Euro
  (Japanese Yen)     5.25       1998    540,000,000         4,410,666
                                                          -----------
Total                                                      26,128,827

Australia (3.5%)
Australian Govt
  (Australian Dollar)9.75       2002     20,000,000        17,104,144
  (Australian Dollar)10.00      2007     15,760,000        13,961,784
                                                          -----------
Total                                                      31,065,928

Brazil (0.6%)
CIA Paranaense de Energia
Copel
  (U.S. Dollar)      9.75       2005      5,000,000(d)      5,062,500

Canada (2.6%)
Govt of Canada
  (Canadian Dollar)  8.00       2023     27,310,000        21,483,148
Rogers Cable System
  (Canadian Dollar)  9.65       2014      2,000,000         1,403,258
                                                          -----------
Total                                                      22,886,406

China (2.3%)
Bank of China
  (U.S. Dollar)      8.25       2014      5,000,000         4,967,250
People's Republic of China
  (U.S. Dollar)      7.375      2001      4,450,000         4,477,813
Zhuhai Highway
  (U.S. Dollar)     11.50       2008      9,550,000(d)     10,696,000
                                                          -----------
Total                                                      20,141,063

Denmark (2.9%)
Govt of Denmark
  (Danish Krone)     8.00       2003    113,200,000        19,052,461
  (Danish Krone)     9.00       2000     40,000,000         6,860,992
                                                          -----------
Total                                                      25,913,453

Ecuador (0.6%)
Republic of Ecuador
  (U.S. Dollar)     10.81       2004      5,000,000(c,d)    5,081,250

France (1.2%)
Govt of France
  (European Currency
  Unit)              7.75       2005      8,710,000        10,765,737

Germany (4.6%)
Federal Republic of Germany
  (Deutsche Mark)    6.00       2016     36,700,000        20,225,542
  (Deutsche Mark)    7.50       2004     31,870,000        20,610,340
                                                          -----------
Total                                                      40,835,882

Indonesia (0.5%)
Pt Indah Kiat Euro
  (U.S. Dollar)      8.875      2000      2,500,000         2,471,875
Tjiwi Kimia
  (U.S. Dollar)     13.25       2001      2,000,000         2,242,500
                                                          -----------
Total                                                       4,714,375

Italy (5.5%)
Govt of Italy
  (Italian Lira)     8.50      1999-0471,125,000,000       43,419,029
Republic of Italy
  (U.S. Dollar)      6.875      2023      6,000,000         5,519,580
                                                          -----------
Total                                                      48,938,609

Japan (2.7%)
Euro Investment Bank
  (Japanese Yen)     5.875      1999    880,000,000         7,755,326
Japan Development Bank
  (Japanese Yen)     6.50       2001  1,370,000,000        13,038,167
Matsushita Electric
  (Japanese Yen) Cv  1.30       1999    325,000,000         2,616,487
Nippon Express
  (Japanese Yen) Cv  1.00       2004    120,000,000           923,549
                                                          -----------
Total                                                      24,333,529

Mexico (4.2%)
United Mexican States
  (Japanese Yen)     5.00       1998    580,000,000         4,733,380
  (U.S. Dollar)     11.375      2016      5,000,000         5,268,750
  (U.S. Dollar)     11.50       2026     26,376,000(g)     27,975,177
                                                          -----------
Total                                                      37,977,307

Netherlands (0.2%)
Deutsche Bank Finance
  (U.S. Dollar)
  Zero Coupon        4.50       2017      3,410,000(d,e)    1,432,200

Philippines (0.6%)
Philippine Long Distance
  (U.S. Dollar)      7.85       2007      1,500,000(d)      1,420,365
  (U.S. Dollar)      8.35       2017      4,700,000(d)      4,336,079
                                                          -----------
Total                                                       5,756,444

Russia (0.9%)
ALFA Bank
  (U.S. Dollar)     11.10       1997      3,000,000(c)      3,000,000
Rostelecom (AO)
  (U.S. Dollar)      9.56       2000      5,000,000         5,000,000
                                                          -----------
Total                                                       8,000,000

Spain (3.1%)
Govt of Spain
   (Spanish Peseta)  4.625      2004    575,000,000         5,240,084
   (Spanish Peseta)  8.00       2004  2,365,000,000        17,542,766
   (Spanish Peseta)  8.80       2006    652,000,000         5,057,062
                                                          -----------
Total                                                      27,839,912

Sweden (4.5%)
Govt of Sweden
  (Swedish Krona)    8.00       2007    260,200,000        34,958,684
Kingdom of Sweden
  (Swedish Krona)    3.875      1999    600,000,000         5,010,042
                                                          -----------
Total                                                      39,968,726

United Kingdom (9.4%)
Abbey Natl
  (U.S. Dollar)      8.20       2004      5,000,000         5,292,450
United Kingdom Treasury
  (British Pound)    8.00       2003     26,700,000        44,838,225
  (British Pound)    8.50       2005      9,200,000        15,906,476
  (British Pound)    9.00       2000     10,700,000        18,174,793
                                                          -----------
Total                                                      84,211,944

United States (22.7%)
Chesapeake
  (U.S. Dollar)      9.875      2003      1,000,000         1,122,040
Cleveland Electric Illuminating
  (U.S. Dollar)      9.50       2005      3,000,000         3,198,750
Dayton Hudson
  (U.S. Dollar)      8.50       2022      3,265,000         3,281,619
Executive Risk Capital Trust
  (U.S. Dollar)      8.675      2027      3,500,000(d)      3,489,920
Federal Natl Mtge Assn
  (U.S. Dollar)      7.50       2027      4,956,626         4,917,915
Federal Natl Mtge Assn Global
  (Japanese Yen)     2.00       1999    500,000,000         4,024,870
General Motors
  (U.S. Dollar)      9.125      2001      2,000,000         2,157,080
Georgia-Pacific
  (U.S. Dollar) Credit
  Sensitive Nts      9.85       1997        500,000           502,070
Govt Natl Mtge Assn
  (U.S. Dollar)      8.00       2026      9,990,391        10,127,759
Imexsa Export Trust
  (U.S. Dollar)     10.125      2003      3,000,000(d)      3,108,750
New York Life Insurance
  (U.S. Dollar) Credit
  Sensitive Nts      7.50       2023      7,000,000(d)      6,564,880
Northwest Airlines
  (U.S. Dollar)      8.97       2015      1,973,418         2,042,231
Overseas Private Investment
  (U.S. Dollar)      6.99       2009      7,500,000         7,359,375
Pacific Bell
  (U.S. Dollar)      8.50       2031      5,000,000         5,094,750
PDV America
  (U.S. Dollar)      7.875      2003      3,500,000         3,464,685
Phillips Petroleum
  (U.S. Dollar)      7.92       2023      3,115,000         3,008,654
Polysindo Intl Finance
  (U.S. Dollar)     11.375      2006      2,300,000         2,449,500
Questar Pipeline
  (U.S. Dollar)      9.375      2021      1,000,000         1,088,530
Southern California Gas
  (U.S. Dollar)      7.375      2023        900,000           849,069
Texas Utilities
  (U.S. Dollar)
  1st Mtge            9.75      2021      3,500,000         3,925,215
TU Electric Capital
  (U.S. Dollar)      8.175      2037      6,150,000         6,059,287
U.S. Treasury
  (U.S. Dollar)      4.75       1998     14,535,000        14,293,428
  (U.S. Dollar)      5.875      2000     10,000,000(g)      9,866,700
  (U.S. Dollar)      7.50       2001     72,250,000        74,904,465
  (U.S. Dollar)      7.50       2016     19,800,000(g)     20,757,924
U S WEST Communications
  (U.S. Dollar)      7.20       2026      6,000,000         5,515,860
                                                          -----------
Total                                                     203,175,326

Venezuela (2.5%)
Govt of Venezuela
  (Swiss Franc)      6.75       2007     25,000,000(c)     22,234,500

Total bonds
(Cost: $740,868,102)                                     $728,085,603

Other (--%)(b)
Issuer                                    Shares            Value (a)

Mexico Value
  Rights                                   1,000(h)                $--

Total other
(Cost: $--)                                                        $--

Option purchased (--%)
Issuer              Number    Exercise   Expiration         Value(a)
                 of contracts   price       date

Call
Deutsche Mark         200        $63     June 1997           $2,500

Total option purchased
(Cost: $73,500)                                              $2,500

Short-term securities (20.7%)
Issuer                        Annualized     Amount          Value (a)
                             yield on date payable at
                              of purchase   maturity

U.S. government agency (1.3%)
Federal Home Loan Mtge Corp Disc Nts
  05-13-97                       5.43%      $3,100,000   $  3,094,410
  05-15-97                       5.41        8,500,000      8,482,183
                                                          -----------
Total                                                      11,576,593

Commercial paper (17.6%)
Abbott Laboratories
  05-12-97                       5.49        6,000,000      5,989,972
Ameritech Capital Funding
  05-15-97                       5.51        6,000,000(f)   5,987,190
  06-11-97                       5.56        5,000,000(f)   4,966,754
Associates Corp North America
  05-07-97                       5.53        2,900,000      2,897,342
CAFCO
  05-09-97                       5.54        6,300,000(f)   6,292,272
Cargill
  05-09-97                       5.43        3,200,000      3,196,146
  05-12-97                       5.52        2,500,000      2,495,798
Clorox
  05-05-97                       5.54        3,700,000      3,697,731
  06-16-97                       5.60        2,600,000      2,581,528
Coca-Cola
  05-27-97                       5.49        6,500,000      6,474,368
Commerzbank U.S. Finance
  05-29-97                       5.52        4,500,000      4,480,750
Dean Witter, Discover & Co
  05-19-97                       5.52        3,000,000      2,991,750
Exxon Asset Management
  05-13-97                       5.41        1,200,000(f)   1,197,840
Fleet Funding
  05-14-97                       5.57        6,000,000(f)   5,987,997
Gannett
  05-23-97                       5.53        6,500,000(f)   6,478,153
  06-02-97                       5.53        7,100,000(f)   7,065,289
General Electric Capital
  05-28-97                       5.57        6,000,000      5,975,025
Goldman Sachs Group
  05-27-97                       5.55        6,500,000      6,474,086
  05-30-97                       5.55        5,300,000      5,276,433
MCI Communications
  05-30-97                       5.53        6,500,000(f)   6,471,201
Morgan Stanley Group
  05-19-97                       5.54        6,500,000      6,482,060
Motorola
  05-06-97                       5.58        5,300,000      5,295,914
  05-08-97                       5.58        5,700,000      5,693,849
NBD Bank Canada
  05-01-97                       5.60        2,400,000      2,400,000
  06-02-97                       5.57        5,200,000      5,174,347
Paccar Financial
  05-29-97                       5.53        4,500,000      4,480,715
Reed Elsevier
  05-05-97                       5.55        5,300,000(f)   5,296,749
SAFECO Credit
  05-02-97                       5.35        4,000,000      3,999,410
SBC Communications Capital
  05-13-97                       5.52        1,800,000(f)   1,796,700
  05-30-97                       5.53        2,000,000(f)   1,991,139
Southern California Gas
  05-22-97                       5.33        3,400,000(f)   3,387,605
Southwestwern Bell Telephone
  05-07-97                       5.54        5,000,000      4,995,400
Unilever Capital
  06-03-97                       5.56        3,200,000(f)   3,183,808
USAA Capital
  05-06-97                       5.59        6,500,000      6,494,980
                                                          -----------
Total                                                     157,650,301

Letters of credit (1.8%)
Bank of America-
AES Barbers Point
  05-15-97                       5.52%      $4,600,000    $ 4,590,161
Bank of America-
Formosa
  05-15-97                       5.54        6,000,000      5,987,143
Bank of New York-
River Fuel
  06-05-97                       5.58        5,437,000(f)   5,407,663
                                                          -----------
Total                                                      15,984,967

Total short-term securities
(Cost: $185,215,675)                                     $185,211,861

Total investments in securities
(Cost: $926,157,277)(i)                                  $913,299,964

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 1997.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Negligible market value.

(i) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $925,445,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                              $ 17,848,000
    Unrealized depreciation                               (29,993,000)
                                                          -----------

    Net unrealized depreciation                          $(12,145,000)

See accompanying notes to investments in securities.

                American Express Service Corporation, Distributor


                                                              S-6145 A (6/97)



                                                  Strategist Growth Fund, Inc.